Financial Instruments - Schedule of Net Realized Losses and Net Unrealized Gains are Recognized in the Statements of Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Level 1 [Member]
Schedule of Net Realized Losses and Net Unrealized Gains are Recognized in the Statements of Loss [Line Items]
Financial assets at fair value	$ 778,085
Realized loss on investments	(419,093)
Transferred from level 3	272,520	778,085
Investments sold	(358,992)
Financial assets at fair value	272,520	778,085
Level 2 [Member]
Schedule of Net Realized Losses and Net Unrealized Gains are Recognized in the Statements of Loss [Line Items]
Financial assets at fair value	555,838,900	370,469,700
Digital assets acquired	232,267,760	401,118,676
Digital assets disposed	(87,878,518)	(514,217,138)
Digital assets earned from staking, lending and fees	12,332,036	26,075,436
Realized gain on digital assets	49,635,380	306,744,938
Unrealized losses on digital assets	(260,376,909)	(34,372,022)
Settlement of Genesis loan	(6,100,598)
Digital assets transferred in from level 3	2,749,352
Fees and other	(1,532,613)	19,310
Financial assets at fair value	496,934,790	555,838,900
Level 3 [Member]
Schedule of Net Realized Losses and Net Unrealized Gains are Recognized in the Statements of Loss [Line Items]
Financial assets at fair value	294,773,144	32,717,095
Purchases	50,865,445	173,814,141
Transferred to level 1	(272,520)	(778,085)
Acquired as subsidiary	(379,906)
Realized gain	31,217,931	83,723,906
Unrealized (loss)/ gain	(121,974,940)	5,296,087
Transferred to level 2	(2,749,352)
Foreign exchange gain	(527,269)
Equity investments disposed	(71,685,819)
Digital assets earned from staking, lending and fees	740,105
Financial assets at fair value	180,006,819	294,773,144
Opening balance
Warrants granted	53,195,195
Change in fair value	(39,595,879)
Financial liabilities at fair value	$ 13,599,316